Income Taxes (Details)	6 Months Ended
Jun. 30, 2026
Win-Fung [Member]
Income Taxes [Line Items]
Percentage of estimated assessable profit	24.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%